Notes Payable, Related Parties, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Payable Related Parties Net
Schedule of notes payable related parties, net

	Senior Secured	Senior Secured
	Convertible Note (2)	Convertible Note (3)	Total
Fair value at December 31, 2022	$3,940	$6,068	$10,008
Change in fair value of senior secured convertible notes, related party	(223)	(343)	(566)
Balance at March 31, 2023	$3,717	$5,725	$9,442

	Interest rate	December 31, 2022	December 31, 2021
Senior Secured Convertible Note (2)	10.0%	$3,940	$—
Senior Secured Convertible Note (3)	10.0%	6,068	—
Notes payable, related parties, net		$10,008	$—